ACQUISITIONS AND INTANGIBLES - Finite and Indefinite Lived Intangible Assets acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2019
Business Acquisition [Line Items]
Less accumulated amortization	$ 472	$ 75
Neuro-Pro Monitoring
Business Acquisition [Line Items]
Total finite-lived intangible assets	4,545	4,545
Less accumulated amortization	(547)	(75)
Finite-lived intangible assets, net	3,998	4,470
Total intangible assets	4,115	4,587	$ 4,662
Neuro-Pro Monitoring | Tradenames
Business Acquisition [Line Items]
Indefinite-lived intangible assets	117	117
Doctor agreements | Neuro-Pro Monitoring
Business Acquisition [Line Items]
Total finite-lived intangible assets	4,509	4,509
Non compete agreements | Neuro-Pro Monitoring
Business Acquisition [Line Items]
Total finite-lived intangible assets	$ 36	$ 36